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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30,2009
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom itis signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		SEPTEMBER 30 2009
                _________________




                     REPORT SUMMARY
                     _____________


NUMBER OF OTHER INCLUDED MANAGERS:	0


FORM 13F INFORMATION TABLE TOTAL:	32
_________________________________


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 341,043 (THOUSANDS)
_______________________________________


LIST OF OTHER INCLUDED MANAGERS:        NONE




                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                       COL       COL       COL    COL    COL  COL  COL
 1                         2         3          4     5      6    7    8

      			  Title 	      Value  Shares Inv  Othr Vote
Name of Issuer            of Class  ID_CUSIP  x$1000  No.   Discr Mgr Auth


BLACK & DECKER CORP       Com Share 091797100 11,573 250,000 YES None Sole
BECTON DICKINSON AND CO   Com Share 075887109  5,231  75,000 YES None Sole
CLOROX COMPANY            Com Share 189054109 20,587 350,000 YES None Sole
CISCO SYSTEMS INC         Com Share 17275R102 11,770 500,000 YES None Sole
CVS CAREMARK CORP         Com Share 126650100 25,018 700,000 YES None Sole
DELL INC                  Com Share 24702R101 13,734 900,000 YES None Sole
AMDOCS LTD                Com Share G02602103  8,064 300,000 YES None Sole
GENERAL DYNAMICS CORP     Com Share 369550108 19,380 300,000 YES None Sole
HARLEY-DAVIDSON INC       Com Share 412822108  8,625 375,000 YES None Sole
HEWLETT-PACKARD CO        Com Share 428236103 11,803 250,000 YES None Sole
INTL BUSINESS MACH CORP   Com Share 459200101 11,961 100,000 YES None Sole
JOHNSON & JOHNSON         Com Share 478160104 15,223 250,000 YES None Sole
KELLOGG CO                Com Share 487836108 12,308 250,000 YES None Sole
COCA-COLA CO/THE          Com Share 191216100  7,787 145,000 YES None Sole
LENNAR CORP-CL A          Com Share 526057104  6,126 429,900 YES None Sole
MEDTRONIC INC             Com Share 585055106  9,200 250,000 YES None Sole
MINDRAY MEDICAL int ADR   Com Share 602675100  6,528 200,000 YES None Sole
MORGAN STANLEY            Com Share 617446448  6,176 200,000 YES None Sole
NASDAQ OMX GROUP/THE      Com Share 631103108  8,420 400,000 YES None Sole
NIKE INC -CL B            Com Share 654106103  6,794 105,000 YES None Sole
NYSE EURONEXT             Com Share 629491101 13,001 450,000 YES None Sole
PROCTER & GAMBLE CO/THE Com Share 742718109 19,114 330,000 YES None Sole SHINHAN FINANCIAL GRP-ADR Com Share 824596100 4,009 50,000 YES None Sole
SASOL LTD-SPONSORED ADR   Com Share 803866300  1,144  30,000 YES None Sole
STRYKER CORP              Com Share 863667101  5,679 125,000 YES None Sole
TOLL BROTHERS INC         Com Share 889478103  5,862 300,000 YES None Sole
US NATURAL GAS FUND LP    Com Share 912318102  8,798 750,000 YES None Sole
VALERO ENERGY CORP        Com Share 91913Y100  4,848 250,000 YES None Sole
VERISIGN INC              Com Share 92343E102  7,107 300,000 YES None Sole
WELLS FARGO & CO          Com Share 949746101 29,5891,050,00 YES None Sole
WHIRLPOOL CORP            Com Share 963320106  4,889  70,000 YES None Sole
ZIMMER HOLDINGS INC       Com Share 98956P102 10,700 200,000 YES None Sole

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